Summary of Significant Accounting Policies - Reconciliation of the Net Earnings (Loss) per Common Share (Detail) - USD ($)		3 Months Ended		5 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Earnings (Loss)					$ (6,238,000)	$ (22,795,000)	$ (1,619,000)	$ (16,946,000)	$ (3,216,000)
Net loss					$ (4,972,000)	$ (23,575,000)	$ (1,334,000)	$ (14,374,000)	$ (3,357,000)
Basic and diluted					100	100		100
Earnings/Income/Loss/Basic and Diluted					$ (50)	$ (236)		$ (144)
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest Income		$ 18,185		$ 10,751		$ 46,643
Net Earnings (Loss)		(707,636)		(39,657)		(921,610)
Net loss		(5,752,200)	$ 260,149	$ (12,261,549)		(5,492,051)
Class A Redeemable Ordinary Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest Income	$ 10,751	18,185				46,643
Net Earnings (Loss)	$ 10,751	$ 18,185				$ 46,643
Basic and diluted	16,377,622	16,377,622				16,377,622
Earnings/Income/Loss/Basic and Diluted	$ 0.00	$ 0.00				$ 0.00
Non Redeemable Class B Ordinary Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Earnings (Loss)	$ (12,272,300)
Net loss	$ (12,272,300)	$ (5,770,385)				$ (5,538,694)
Basic and diluted	3,827,271	4,094,406				4,094,406
Earnings/Income/Loss/Basic and Diluted	$ (3.20)	$ (1.41)				$ (1.35)